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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06590
Invesco Insured Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Insured Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-CE-IMINC-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—153.57%
Alabama—0.85%
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$1,600	$1,560,944
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	900	856,872

				2,417,816

Arizona—1.66%
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	1,495	1,435,499
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	450	389,709
Series 2010, RB	5.13%	05/15/40	450	399,334
University of Arizona; Series 2003 B, COP (INS-AMBAC) (a)	5.00%	06/01/23	2,500	2,508,550

				4,733,092

California—34.20%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	1,475	1,490,370
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	1,655	307,648
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	1,160	1,123,901
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(c)	4.50%	10/01/37	20,000	16,988,000
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds (b)	0.00%	08/01/26	1,170	467,988
Series 2009, Unlimited Tax GO Bonds (b)	0.00%	08/01/31	2,275	621,621
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	3,050	3,211,680
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	2,150	1,879,659
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	1,000	839,010
California Infrastructure & Economic Development Bank;
Series 2003 A, Bay Area Toll Bridges Seismic Retrofit First Lien RB (c)(d)(e)	5.00%	01/01/28	10,000	10,828,600
Series 2003 A, Bay Area Toll Bridges Seismic Retrofit First Lien RB (d)(e)	5.00%	01/01/28	4,500	4,839,165
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	585	174,090
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/31	3,065	749,454
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	3,000	2,447,550
Irvine (City of) (Reassessment District No. 85-7); Series 2007 A, VRD Limited Obligation Improvement Special Assessment Bonds (INS-AGM) (a)(f)	0.30%	09/02/32	292	292,000
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (a)(g)	6.00%	05/15/18	9,000	10,017,630
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	850	775,787
Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(c)	5.00%	07/01/25	5,000	5,086,900
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	3,000	3,053,190
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/34	1,665	338,128
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)(b)	0.00%	08/01/29	1,845	521,674
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/28	1,320	406,837
Oakland (Port of);
Series 2002 L, RB (INS-NATL) (a)(g)	5.00%	11/01/21	890	875,271
Series 2002 L, RB (d)(e)(g)	5.00%	11/01/12	110	118,462
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Oxnard (City of) Financing Authority; Series 2004, Water RB (INS-SGI) (a)	5.00%	06/01/28	$2,000	$1,934,560
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/34	3,825	755,897
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/35	4,120	747,409
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/36	300	50,388
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/31	4,245	1,037,987
Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/28	3,925	1,209,724
Sacramento (County of) Sanitation Districts Financing Authority; Series 2006, RB (INS-NATL) (a)	5.00%	12/01/36	3,000	2,896,440
San Diego (County of) Water Authority;
Series 2002 A, Water Revenue COP (INS-NATL) (a)	5.00%	05/01/27	5,000	4,969,400
Series 2004 A, Water Revenue COP (INS-AGM) (a)(c)	5.00%	05/01/29	5,000	4,891,300
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(e)(h)	3.50%	05/31/13	2,100	2,094,561
University of California;
Series 2003 B, General RB (INS-AMBAC) (a)	5.00%	05/15/22	2,000	2,048,000
Series 2007 J, General RB (INS-AGM) (a)(c)	4.50%	05/15/31	3,310	2,924,716
Series 2007 J, General RB (INS-AGM) (a)(c)	4.50%	05/15/35	2,690	2,288,464
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)	0.00%	08/01/33	11,350	2,271,248

				97,574,709

Colorado—2.13%
Arkansas River Power Authority; Series 2006, Power Improvement RB (INS-SGI) (a)	5.25%	10/01/40	2,900	2,433,941
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,350	1,220,481
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	3,000	2,427,600

				6,082,022

Connecticut—0.53%
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 K2, RB (INS-NATL) (a)	5.00%	07/01/25	1,525	1,521,828
District of Columbia—4.00%
District of Columbia (American Association for the Advancement of Science); Series 1997, RB (INS-AMBAC) (a)	5.13%	01/01/27	1,770	1,640,755
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Sub. Lien Public Utility RB (INS-AGC) (a)	5.00%	10/01/28	1,350	1,364,040
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	1,763,560
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(c)	5.00%	06/01/26	1,000	1,008,790
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(c)	5.00%	06/01/27	1,000	1,002,060
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(c)	5.00%	06/01/28	2,000	1,982,700
Series 2009 A, Income Tax Sec. RB (c)	5.25%	12/01/27	2,540	2,648,280

				11,410,185

Florida—13.63%
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	2,600	2,724,410
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,550	1,400,859
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,056,850
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGC) (a)	5.00%	07/01/35	1,525	1,440,744
Miami-Dade (County of) School Board; Series 2003 D, COP (INS-NATL) (a)	5.00%	08/01/29	15,000	14,078,100
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	2,000	1,881,100
Orange (County of) Health Facilities Authority (Orlando Regional Healthcare System); Series 2007 A-1, VRD Hospital RB (INS-AGM) (a)(f)	0.32%	10/01/41	2,900	2,900,000
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Orange (County of) School Board; Series 2002 A, COP (INS-AMBAC) (a)	5.25%	08/01/14	$3,000	$3,143,040
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,500	1,590,000
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	1,000	966,480
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	2,670	2,679,772
Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS-NATL) (a)	5.00%	10/01/28	5,000	5,011,850

				38,873,205

Georgia—3.04%
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(c)	5.00%	01/01/33	5,000	4,787,950
Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	2,000	1,890,620
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	2,000	2,004,800

				8,683,370

Hawaii—1.71%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 1999 C, Special Purpose RB (INS-AMBAC) (a)(g)	6.20%	11/01/29	5,000	4,885,750
Idaho—1.66%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2005, RB (INS-AGM) (a)	5.00%	07/01/35	2,250	2,101,163
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	2,500	2,620,650

				4,721,813

Illinois—10.23%
Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(c)(i)	5.00%	01/01/37	7,460	6,659,915
Chicago (City of) (O’Hare International Airport); Series 2005 A, General Airport Third Lien RB (INS-NATL) (a)	5.25%	01/01/25	5,000	5,010,500
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	480	470,266
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	1,210	1,167,311
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	1,175	1,180,746
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	1,595	1,643,950
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	2,000	1,702,840
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	5,000	4,534,350
Series 2002 B, Ref. Dedicated State Tax RB (INS-NATL) (a)(j)	5.30%	06/15/18	3,000	2,995,860
Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	0.00%	02/01/27	6,575	2,533,545
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,350	1,282,621

				29,181,904

Iowa—1.40%
Iowa (State of);
Series 2009 A, IJOBS Program Special Obligation RB (c)(i)	5.00%	06/01/25	2,225	2,292,262
Series 2009 A, IJOBS Program Special Obligation RB (c)(i)	5.00%	06/01/26	1,665	1,699,582

				3,991,844

Kansas—0.72%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009, Hospital RB	5.50%	11/15/29	755	757,544
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—(continued)
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	$1,295	$1,287,140

				2,044,684

Kentucky—0.71%
Kentucky (Commonwealth of) State Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	2,000	2,024,100
Louisiana—2.11%
Lafayette (City of) Consolidated Government; Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/25	4,000	4,077,960
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	2,000	1,948,480

				6,026,440

Massachusetts—4.80%
Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	2,400	2,583,120
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	7,925	8,394,873
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 O, RB (c)	5.50%	07/01/36	2,565	2,702,817

				13,680,810

Michigan—0.60%
Wayne State University Board of Governors;
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	760	766,087
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	960	938,765

				1,704,852

Missouri—0.82%
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/26	2,500	2,353,150
Nebraska—1.26%
Nebraska (State of) Public Power District; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/35	3,760	3,607,908
Nevada—3.96%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	2,000	1,858,080
Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.25%	06/01/19	5,080	5,396,738
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(c)	5.00%	06/01/26	4,000	4,033,920

				11,288,738

New Hampshire—0.43%
New Hampshire (State of) Health & Education Facilities Authority (University System of New Hampshire); Series 2001, RB (INS-AMBAC) (a)	5.13%	07/01/33	1,300	1,234,363
New Jersey—3.21%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	880	796,946
New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	1,465	1,543,480
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 C, Transportation System RB (INS-NATL) (a)	5.25%	06/15/20	4,000	4,131,760
Series 2006 C, Transportation System RB (INS-AGC) (a)(b)	0.00%	12/15/26	7,155	2,681,479

				9,153,665

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—7.15%
Long Island Power Authority; Series 2003 C, Electric System General RB (INS-AGM) (a)	5.00%	09/01/28	$3,000	$2,921,160
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	1,300	1,168,908
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/31	2,000	1,700,120
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (a)	5.00%	03/01/46	1,215	1,055,944
New York (City of) Transitional Finance Authority; Series 2002 C, Future Tax Sec. RB (d)(e)	5.25%	08/01/12	1,735	1,857,439
New York (State of) Dormitory Authority (The City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	750	759,135
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	1,150	1,153,853
Triborough Bridge & Tunnel Authority; Series 2002 E, Ref. Sub. RB (INS-NATL) (a)(c)	5.00%	11/15/32	10,000	9,772,100

				20,388,659

Ohio—1.14%
Cleveland (City of);
Series 2008 B-1, Public Power System RB (INS-NATL) (a)(b)	0.00%	11/15/26	2,270	920,394
Series 2008 B-1, Public Power System RB (INS-NATL) (a)(b)	0.00%	11/15/28	1,720	602,981
Ohio (State of) Higher Educational Facility Commission (Summa Health System 2010); Series 2010, Hospital Facilities RB	5.75%	11/15/35	900	819,378
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)(h)	5.88%	06/01/16	850	907,630

				3,250,383

Oklahoma—0.35%
Oklahoma (State of) Development Finance Authority (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.); Series 2007 A-3, Ref. VRD Health System RB (INS-AGC) (a)(f)	0.29%	08/15/33	1,000	1,000,000
Pennsylvania—6.45%
Allegheny (County of) Hospital Development Authority (Pittsburgh Mercy Health System Inc.); Series 1996, RB (d)	5.63%	08/15/18	5,000	5,382,300
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(g)	5.00%	11/01/37	2,000	1,807,560
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (e)(h)	3.70%	05/01/15	1,800	1,777,824
Pennsylvania (State of) Turnpike Commission; Series 2008 A-1, Sub. RB (INS-AGC) (a)	5.00%	06/01/25	1,450	1,464,080
Philadelphia (City of);
Series 1998, Ref. Water & Wastewater RB (INS-AMBAC) (a)	5.25%	12/15/14	5,000	5,460,450
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	875	956,261
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,544,355

				18,392,830

Puerto Rico—1.15%
Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2009 A, Sales Tax RB (d)(e)	5.00%	08/01/11	1,420	1,453,114
First Sub. Series 2010 C, Sales Tax RB	5.25%	08/01/41	2,050	1,841,228

				3,294,342

Rhode Island—3.74%
Rhode Island Depositors Economic Protection Corp.; Series 1993 B, Ref. Special Obligation RB (d)	6.00%	08/01/17	10,000	10,656,500
South Carolina—5.58%
South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (INS-NATL) (a)	5.25%	02/15/25	1,500	1,507,650
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	4,000	3,963,240
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(c)	5.00%	01/01/22	$10,000	$10,460,700

				15,931,590

Texas—19.30%
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.);
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/16	3,020	3,149,739
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/17	5,075	5,286,374
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	900	833,040
Dallas-Forth Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (a)(c)(g)	5.38%	11/01/22	9,000	9,106,830
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	1,000	1,024,100
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	2,160	2,229,898
Houston (City of) Community College System;
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	1,175	1,198,559
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	330	333,858
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(b)	0.00%	09/01/26	3,975	1,598,983
Houston (City of);
Series 2001 B, Ref. Public Improvement Limited Tax GO Bonds (d)(e)	5.50%	03/01/11	4,000	4,017,360
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	5,435	5,700,880
Lower Colorado River Authority;
Series 2009, Ref. & Improvement RB (INS-NATL) (a)	5.00%	05/15/31	8,320	8,001,344
Series 2010, Ref. RB (INS-AGM) (a)	5.00%	05/15/26	965	965,261
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(b)	0.00%	01/01/28	8,200	2,866,802
Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(b)	0.00%	01/01/31	1,775	500,337
San Antonio (City of); Series 2002 A, Water System RB (INS-AGM) (a)	5.00%	05/15/32	3,000	2,941,980
Texas (State of) Turnpike Authority; Series 2002 A, First Tier RB (INS-AMBAC) (a)	5.50%	08/15/39	4,000	3,694,960
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	1,510	1,603,816

				55,054,121

Utah—1.82%
Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	5,000	5,196,800
Virginia—1.75%
Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (a)	5.25%	07/15/22	3,000	3,127,500
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	1,000	937,210
Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	1,000	922,290

				4,987,000

Washington—9.01%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	6,000	5,646,900
King (County of); Series 2001, Ref. Sewer RB (INS-NATL) (a)	5.00%	01/01/31	3,000	2,966,310
Seattle (City of); Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/23	2,870	2,969,704
Spokane County School District No. 81; Series 2005, Conv. Deferred Interest Unlimited Tax GO Bonds (INS-NATL) (a)	5.13%	12/01/23	2,500	2,613,675
Washington (State of) Health Care Facilities Authority (Kadlec Medical Center); Series 2006 A, RB (INS-AGC) (a)	5.00%	12/01/30	2,000	1,851,580
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax GO Bonds (INS-AMBAC) (a)(b)	0.00%	12/01/29	4,300	1,565,673
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	3,895	3,952,919
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	4,095	4,141,642

				25,708,403

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia—1.61%
West Virginia (State of) Economic Development Authority (Appalachian Power Company — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (e)(h)	5.38%	12/01/20	$1,800	$1,623,852
West Virginia (State of) Water Development Authority (Loan Program II); Series 2003 B, Ref. RB (INS-AMBAC) (a)	5.25%	11/01/23	2,900	2,972,761

				4,596,613

Wisconsin—0.86%
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,335	2,442,900

TOTAL INVESTMENTS (k) —153.57% (Cost $449,043,022)				438,096,389

OTHER ASSETS LESS LIABILITIES—0.98%				2,788,922

FLOATING RATE AND DEALER TRUSTS OBLIGATIONS RELATED TO SECURITIES HELD—(25.79)%
Notes with interest rates ranging from 0.27% to 0.44% at 01/31/11 and contractual maturities of collateral ranging from 01/01/22 to 10/01/37 (See Note 1D) (l)				(73,570,000)

PREFERRED SHARES TO BENEFICIAL INTEREST—(28.76)%				(82,050,000)

NET ASSETS ATTRIBUTABLE TO COMMON SHARES—100.00%				$285,265,311

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FTA	— Federal Transit Administration
GO	— General Obligation
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee Inc.
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond. Security traded on a discount basis.

(c)	Underlying security related to special purpose trust entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(g)	Security subject to the alternative minimum tax.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $7,590,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	50.7%
Assured Guaranty Municipal Corp.	33.2
Ambac Assurance Corp.*	17.7
Assured Guaranty Corp.	9.3
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $117,655,320 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $73,570,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively
Invesco Insured Municipal Income Trust

D.	Inverse Floating Rate Obligations — (continued)
stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Insured Municipal Income Trust

     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$438,096,389	$—	$438,096,389

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $10,286,084 and $8,942,580, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,928,312

Aggregate unrealized (depreciation) of investment securities	(17,425,568)

Net unrealized appreciation (depreciation) of investment securities	$(10,497,256)

Cost of investments for tax purposes is $448,593,645.
Invesco Insured Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Income Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.